Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - Rhinebeck Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
EBP, Plan Name	Rhinebeck Bank 401(k) Plan
Entity tax identification number	14-1002430
Plan number	005
Notes receivable from participants	$ 408,746
Total	$ 33,390,731
Investment, Identifier [Axis]: American Funds High-Income Trust R6 Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:AmericanFundsHighIncomeTrustR6FundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 108,291
Investment, Identifier [Axis]: American Funds New World R6 Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:AmericanFundsNewWorldR6FundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 229,623
Investment, Identifier [Axis]: Cohen & Steers Re Est Sec Z Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:CohenSteersReEstSecZFundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 227,610
Investment, Identifier [Axis]: DFA International Core Equity I Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:DfaInternationalCoreEquityIFundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 266,817
Investment, Identifier [Axis]: DFA International Value I Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:DfaInternationalValueIFundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 110,488
Investment, Identifier [Axis]: DFA U.S. Large Cap Value I Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:DfaU.s.LargeCapValueIFundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 385,276
Investment, Identifier [Axis]: Eaton Vance Small Mid Cap R6 Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:EatonVanceSmallMidCapR6FundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 453,751
Investment, Identifier [Axis]: Fidelity Advisor International Growth Z Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:FidelityAdvisorInternationalGrowthZFundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 248,047
Investment, Identifier [Axis]: Janus Henderson Triton Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:JanusHendersonTritonFundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 989,932
Investment, Identifier [Axis]: John Hancock Bond R6 Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:JohnHancockBondR6FundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 215,730
Investment, Identifier [Axis]: PIMCO Income Instl Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:PimcoIncomeInstlFundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 96,418
Investment, Identifier [Axis]: Principal Fixed Income Guaranteed Option, Guaranteed investment contract
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalFixedIncomeGuaranteedOptionMember
Investment type	us-gaap-ebp:EmployeeBenefitPlanTraditionalGuaranteedInvestmentContractMember
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 2,258,350
Investment, Identifier [Axis]: Principal Lifetime Hybrid 2015 CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybrid2015CitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 291,719
Investment, Identifier [Axis]: Principal Lifetime Hybrid 2020 CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybrid2020CitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 322,784
Investment, Identifier [Axis]: Principal Lifetime Hybrid 2025 CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybrid2025CitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 2,021,829
Investment, Identifier [Axis]: Principal Lifetime Hybrid 2030 CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybrid2030CitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 4,362,560
Investment, Identifier [Axis]: Principal Lifetime Hybrid 2035 CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybrid2035CitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 2,120,480
Investment, Identifier [Axis]: Principal Lifetime Hybrid 2040 CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybrid2040CitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 1,675,115
Investment, Identifier [Axis]: Principal Lifetime Hybrid 2045 CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybrid2045CitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 3,158,760
Investment, Identifier [Axis]: Principal Lifetime Hybrid 2050 CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybrid2050CitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 2,782,504
Investment, Identifier [Axis]: Principal Lifetime Hybrid 2055 CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybrid2055CitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 2,440,247
Investment, Identifier [Axis]: Principal Lifetime Hybrid 2060 CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybrid2060CitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 667,147
Investment, Identifier [Axis]: Principal Lifetime Hybrid 2065 CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybrid2065CitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 284,876
Investment, Identifier [Axis]: Principal Lifetime Hybrid 2070 CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybrid2070CitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 17,135
Investment, Identifier [Axis]: Principal Lifetime Hybrid Income CIT, Collective Trust Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalLifetimeHybridIncomeCitMember
Investment type	Collective trust funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 2,566
Investment, Identifier [Axis]: Principal Mid Cap S&P 400 Index, Pooled Separate Accounts
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalMidCapSP400IndexMember
Investment type	Pooled separate accounts
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 506,558
Investment, Identifier [Axis]: Principal Small Cap S&P 600 Index, Pooled Separate Accounts
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:PrincipalSmallCapSP600IndexMember
Investment type	Pooled separate accounts
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 287,405
Investment, Identifier [Axis]: Rhinebeck Bancorp, Inc., Employer Security
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment party-in-interest	true
Investment issuer name	rbkb:RhinebeckBancorpInc.Member
Investment type	us-gaap-ebp:EmployeeBenefitPlanEmployerCommonStockFundMember
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 976,287
Investment, Identifier [Axis]: SEI Trust Allspring Spec Small Cap Value Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:SeiTrustAllspringSpecSmallCapValueFundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 293,314
Investment, Identifier [Axis]: Vanguard 500 Index Admiral Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:Vanguard500IndexAdmiralFundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 2,125,103
Investment, Identifier [Axis]: Vanguard Growth Index Admiral Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:VanguardGrowthIndexAdmiralFundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 2,312,188
Investment, Identifier [Axis]: Vanguard Sel Value Inv Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:VanguardSelValueInvFundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 530,352
Investment, Identifier [Axis]: Victory Government SEC R6 Fund, Mutual Funds
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Investment issuer name	rbkb:VictoryGovernmentSecR6FundMember
Investment type	Mutual funds
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 212,723
Minimum
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Notes receivable from participants, Interest rate	4.25%
Maximum
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
Notes receivable from participants, Interest rate	9.50%